Initial Public Offering - Narrative (Details) - $ / shares	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 23, 2020	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Issuance of common stock (in shares)		100
DPCM Capital, Inc. [Member]
Sale of Stock, Description of Transaction			Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (see Note 8).	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (see Note 8).
IPO [Member] | DPCM Capital, Inc. [Member]
Issuance of common stock (in shares)	30,000,000		30,000,000	30,000,000
Sale of Stock, Price Per Share		$ 10	$ 10	$ 10